13F-HR
<PERIOD>		03/31/03
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE		212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED DECEMBER 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  	Administrative Officer
Phone:  	212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich New York, NY May 12, 2003

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $110,260,297

                                                        Form 13 F information Table
                                     Title of           Value         Shares/   Sh/  Put/Invstmt OtherVoting Authority
Name of Issuer                        Class     CUSIP   (x$1000)      PRN AMT   PRN  CallDscretn Mngrs   Sole Shared None

Aksys Ltd.                             COM    010196103            210    30000  SH        SOLE          30000      0   0
American Int'l Group                   COM    026874107           2390    48342  SH        SOLE          48342      0   0
Amgen Inc.                             COM    031162100           2722    47300  SH        SOLE          47300      0   0
AOL Time Warner                        COM    00184A105            171    15837  SH        SOLE          15837      0   0
Applied Biosystems Group               COM    038020103            506    32000  SH        SOLE          32000      0   0
AT&T Wireless Services, Inc.           COM    00209A106           1291   195700  SH        SOLE         195700      0   0
Barr Laboratories, Inc.                COM    068306109           2806    49237  SH        SOLE          49237      0   0
Basic Industries Select Sector         COM    81369Y100            360    19600  SH        SOLE          19600      0   0
Biogen Inc. (bgen)                     COM    090597105           1217    40650  SH        SOLE          40650      0   0
Boston Scientific                      COM    101137107           7399   181550  SH        SOLE         181550      0   0
C.R. Bard, Inc.                        COM    067383109           1939    30750  SH        SOLE          30750      0   0
Cardinal Health Inc.                   COM    14149Y108           1795    31525  SH        SOLE          31525      0   0
ChevronTexaco Corporation              COM    166764100           1359    21027  SH        SOLE          21027      0   0
Cisco Systems Inc.                     COM    17275R102           1654   127500  SH        SOLE         127500      0   0
CitiGroup                              COM    172967101           2690    78104  SH        SOLE          78104      0   0
Colgate-Palmolive                      COM    194162103           2692    49450  SH        SOLE          49450      0   0
Comcast Corporation Class A Sp         COM    20030N200           2693    97995  SH        SOLE          97995      0   0
Consolidated Edison                    COM    209115104           2483    64565  SH        SOLE          64565      0   0
CV Therapeutics, Inc.                  COM    126667104            567    31500  SH        SOLE          31500      0   0
CVS Corp.                              COM    126650100           1712    71800  SH        SOLE          71800      0   0
Disney (Walt) Co.                      COM    254687106           1973   115925  SH        SOLE         115925      0   0
Double Click                           COM    258609304            802   103300  SH        SOLE         103300      0   0
Duke Energy Co.                        COM    264399106            193    13300  SH        SOLE          13300      0   0
El Paso Corporation                    COM    28336L109             84    14017  SH        SOLE          14017      0   0
Electronic Arts Inc.                   COM    285512109            879    15000  SH        SOLE          15000      0   0
EMC Corp                               COM    268648102            183    25350  SH        SOLE          25350      0   0
Exxon Mobil Corporation                COM    30231G102           2544    72799  SH        SOLE          72799      0   0
FedEx Corporation                      COM    31428X106           2163    39290  SH        SOLE          39290      0   0
FleetBoston Financial Corp.            COM    339030108            351    14700  SH        SOLE          14700      0   0
Gemstar-TV Guide Intl.                 COM    36866W106             48    13100  SH        SOLE          13100      0   0
General Electric Co.                   COM    369604103           2200    86275  SH        SOLE          86275      0   0
Intel Corp.                            COM    458140100           1930   118600  SH        SOLE         118600      0   0
International Business Machine         COM    459200101           2556    32600  SH        SOLE          32600      0   0
Intersil Corp                          COM    46069S109           1790   115050  SH        SOLE         115050      0   0
iSHR Nasdaq Biotechnology Inde         COM    464287556            570    11150  SH        SOLE          11150      0   0
J.P. Morgan Chase & Co.                COM    46625H100           2599   109625  SH        SOLE         109625      0   0
Johnson & Johnson                      COM    478160104            676    11685  SH        SOLE          11685      0   0
Kraft Foods, Inc.                      COM    50075N104           1261    44720  SH        SOLE          44720      0   0
Lehman Bros. Hldgs Inc.                COM    524908100           2531    43835  SH        SOLE          43835      0   0
Liberty Media Corporation              COM    530718105           2285   234916  SH        SOLE         234916      0   0
Lilly, Eli & Co.                       COM    532457108            326     5715  SH        SOLE           5715      0   0
Lowes Companies Inc.                   COM    548661107           2785    68240  SH        SOLE          68240      0   0
Medtronic Inc.                         COM    585055106           2192    48600  SH        SOLE          48600      0   0
Merck & Co.                            COM    589331107           2341    42745  SH        SOLE          42745      0   0
Microsoft Corp.                        COM    594918104           2699   111500  SH        SOLE         111500      0   0
Millenium Pharm                        COM    599902103            841   107000  SH        SOLE         107000      0   0
Morgan Stanley                         COM    617446448           2868    74800  SH        SOLE          74800      0   0
Myriad Genetics, Inc.                  COM    62855J104            404    40000  SH        SOLE          40000      0   0
Nortel Networks                        COM    656568102            103    49900  SH        SOLE          49900      0   0
Nuveen NY Investment Quality M        MT FDS  67062X101            155    10000  SH        SOLE          10000      0   0
Nuveen NY Select Quality Munic        MT FDS  670976109            151    10000  SH        SOLE          10000      0   0
Omnicare, Inc.                         COM    681904108           2444    89850  SH        SOLE          89850      0   0
Pepsico, Inc.                          COM    713448108           2537    63445  SH        SOLE          63445      0   0
Pfizer, Inc.                           COM    717081103           1863    59790  SH        SOLE          59790      0   0
Pixelworks, Inc.                       COM    72581M107            543    99500  SH        SOLE          99500      0   0
Raytheon Company                       COM    755111507           2303    81200  SH        SOLE          81200      0   0
Scholastic Corporation                 COM    807066105            869    32350  SH        SOLE          32350      0   0
Scientific Atlanta Inc.                COM    808655104           1056    76900  SH        SOLE          76900      0   0
Sun Microsystems                       COM    866810104             48    15000  SH        SOLE          15000      0   0
Target Corporation                     COM    87612E106           2006    68575  SH        SOLE          68575      0   0
Tyco International                     COM    902124106           1265    98400  SH        SOLE          98400      0   0
Verizon Communications                 COM    92343V104           1959    55430  SH        SOLE          55430      0   0
Vertex Pharmaceuticals                 COM    92532F100            445    40000  SH        SOLE          40000      0   0
Viacom Inc. Cl. B                      COM    925524308           2069    56678  SH        SOLE          56678      0   0
Vodafone                               COM    92857W100            182    10000  SH        SOLE          10000      0   0
Wal Mart Stores Inc.                   COM    931142103           1517    29175  SH        SOLE          29175      0   0
Wellpoint Hlth Networks A              COM    94973H108           2169    28268  SH        SOLE          28268      0   0
Wells Fargo & Co.                      COM    949746101           2049    45550  SH        SOLE          45550      0   0
Wendy's International Inc.             COM    950590109           2286    83100  SH        SOLE          83100      0   0
Williams-Sonoma, Inc.                  COM    969904101           1475    67700  SH        SOLE          67700      0   0
